Shareholder Report, Line Graph (Details) - USD ($)				3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended		15 Months Ended		18 Months Ended		21 Months Ended		24 Months Ended		27 Months Ended		30 Months Ended		33 Months Ended		36 Months Ended		39 Months Ended		42 Months Ended		45 Months Ended		48 Months Ended		51 Months Ended		54 Months Ended		57 Months Ended		60 Months Ended		63 Months Ended		66 Months Ended		69 Months Ended		72 Months Ended		75 Months Ended		78 Months Ended		81 Months Ended		84 Months Ended		87 Months Ended		90 Months Ended		93 Months Ended		96 Months Ended		99 Months Ended		102 Months Ended		105 Months Ended		108 Months Ended		111 Months Ended		114 Months Ended		117 Months Ended	120 Months Ended
	Dec. 01, 2016	Nov. 29, 2016	May 31, 2016	Feb. 28, 2017	Aug. 31, 2016	May 31, 2017	Nov. 30, 2016	Aug. 31, 2017	Feb. 28, 2017	Nov. 30, 2017	May 31, 2017	Feb. 28, 2018	Aug. 31, 2017	May 31, 2018	Nov. 30, 2017	Aug. 31, 2018	Feb. 28, 2018	Nov. 30, 2018	May 31, 2018	Feb. 28, 2019	Aug. 31, 2018	May 31, 2019	Nov. 30, 2018	Aug. 31, 2019	Feb. 28, 2019	Nov. 30, 2019	May 31, 2019	Feb. 29, 2020	Aug. 31, 2019	May 31, 2020	Nov. 30, 2019	Aug. 31, 2020	Feb. 29, 2020	Nov. 30, 2020	May 31, 2020	Feb. 28, 2021	Aug. 31, 2020	May 31, 2021	Nov. 30, 2020	Aug. 31, 2021	Feb. 28, 2021	Nov. 30, 2021	May 31, 2021	Feb. 28, 2022	Aug. 31, 2021	May 31, 2022	Nov. 30, 2021	Aug. 31, 2022	Feb. 28, 2022	Nov. 30, 2022	May 31, 2022	Feb. 28, 2023	Aug. 31, 2022	May 31, 2023	Nov. 30, 2022	Aug. 31, 2023	Feb. 28, 2023	Nov. 30, 2023	May 31, 2023	Feb. 29, 2024	Aug. 31, 2023	May 31, 2024	Nov. 30, 2023	Aug. 31, 2024	Feb. 29, 2024	Nov. 30, 2024	May 31, 2024	Feb. 28, 2025	Aug. 31, 2024	May 31, 2025	Nov. 30, 2024	Aug. 31, 2025	Feb. 28, 2025	Nov. 30, 2025	May 31, 2025	Feb. 28, 2026	Aug. 31, 2025	May 31, 2026	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000141380
Account Value [Line Items]
Accumulated Value			$ 10,000		$ 10,570		$ 10,827		$ 11,292		$ 11,444		$ 11,602		$ 11,681		$ 11,748		$ 11,768		$ 11,947		$ 11,819		$ 12,225		$ 12,462		$ 12,853		$ 12,967		$ 12,888		$ 12,611		$ 13,259		$ 13,656		$ 14,010		$ 14,289		$ 14,583		$ 14,493		$ 14,409		$ 13,801		$ 13,422		$ 13,469		$ 13,859		$ 13,855		$ 14,444		$ 14,766		$ 15,311		$ 15,514		$ 16,117		$ 16,434		$ 16,703		$ 16,894		$ 17,477		$ 17,664	$ 17,913	$ 18,175
C000141381
Account Value [Line Items]
Accumulated Value			10,000		10,568		10,810		11,273		11,434		11,590		11,665		11,716		11,733		11,922		11,777		12,180		12,412		12,799		12,895		12,827		12,547		13,205		13,581		13,931		14,205		14,494		14,400		14,313		13,704		13,305		13,361		13,727		13,737		14,300		14,596		15,132		15,329		15,922		16,231		16,493		16,677		17,250		17,430	17,671	17,925
C000177210
Account Value [Line Items]
Accumulated Value	$ 500,073	$ 500,000		$ 521,834		$ 529,102		$ 536,712		$ 540,608		$ 543,431		$ 545,364		$ 553,993		$ 547,740		$ 566,945		$ 578,293		$ 596,807		$ 602,520		$ 599,210		$ 586,658		$ 617,228		$ 636,103		$ 653,049		$ 666,460		$ 680,643		$ 676,846		$ 673,334		$ 645,270		$ 627,891		$ 629,639		$ 648,260		$ 649,295		$ 677,350		$ 692,888		$ 718,876		$ 728,873		$ 757,700		$ 773,061		$ 785,235		$ 795,665		$ 822,657		$ 833,007		$ 845,268		$ 858,143
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			10,000		10,232		9,908		10,008		10,158		10,283		10,227		10,059		10,120		10,175		10,089		10,378		10,768		11,210		11,178		11,590		11,781		11,936		11,992		11,750		11,734		11,925		11,854		11,440		10,769		10,552		10,332		10,328		10,538		10,426		10,454		10,671		10,676		11,187		11,173		11,291		11,258		11,538		11,809	11,998	11,836
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			10,000		10,232		9,908		10,008		10,158		10,283		10,227		10,059		10,120		10,175		10,089		10,378		10,768		11,210		11,178		11,590		11,781		11,936		11,992		11,750		11,734		11,925		11,854		11,440		10,769		10,552		10,332		10,328		10,538		10,426		10,454		10,671		10,676		11,187		11,173		11,291		11,258		11,538		11,809	11,998	11,836
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	498,674	500,000		503,720		511,246		517,530		514,702		506,265		509,331		512,100		507,795		522,312		541,930		564,193		562,592		583,332		592,956		600,715		603,570		591,403		590,555		600,209		596,608		575,765		541,999		531,089		520,006		519,790		530,385		524,752		526,141		537,084		537,310		563,042		562,314		568,279		566,641		580,700		594,373		603,857		595,728
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value [Line Items]
Accumulated Value			10,000		10,582		10,643		11,156		11,357		11,494		11,617		11,622		11,624		11,885		11,659		12,123		12,264		12,665		12,787		12,863		12,424		13,254		13,704		14,060		14,276		14,597		14,426		14,149		13,523		13,049		13,135		13,378		13,530		13,987		14,276		14,851		15,049		15,739		16,090		16,349		16,451		17,039		17,305	17,524	17,696
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value [Line Items]
Accumulated Value			$ 10,000		$ 10,582		$ 10,643		$ 11,156		$ 11,357		$ 11,494		$ 11,617		$ 11,622		$ 11,624		$ 11,885		$ 11,659		$ 12,123		$ 12,264		$ 12,665		$ 12,787		$ 12,863		$ 12,424		$ 13,254		$ 13,704		$ 14,060		$ 14,276		$ 14,597		$ 14,426		$ 14,149		$ 13,523		$ 13,049		$ 13,135		$ 13,378		$ 13,530		$ 13,987		$ 14,276		$ 14,851		$ 15,049		$ 15,739		$ 16,090		$ 16,349		$ 16,451		$ 17,039		$ 17,305	$ 17,524	$ 17,696
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value [Line Items]
Accumulated Value	$ 500,747	$ 500,000		$ 524,914		$ 534,377		$ 540,821		$ 546,597		$ 546,850		$ 546,934		$ 559,216		$ 548,575		$ 570,417		$ 577,028		$ 595,881		$ 601,661		$ 605,197		$ 584,585		$ 623,591		$ 644,791		$ 661,535		$ 671,715		$ 686,798		$ 678,773		$ 665,742		$ 636,278		$ 613,957		$ 617,992		$ 629,430		$ 636,581		$ 658,089		$ 671,702		$ 698,752		$ 708,067		$ 740,535		$ 757,059		$ 769,261		$ 774,030		$ 801,714		$ 814,215		$ 824,519		$ 832,620